Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
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Schedule of Ordinary Shares

a.	Ordinary shares

	December 31 2018	March 31 2019
Number of shares authorized	500,000,000	500,000,000

Amount of shares authorized (NT$ thousand)	$5,000,000	$5,000,000

Number of shares issued and fully paid	160,248,940	160,248,940

Amount of shares issued and fully paid	$51,627,219	$51,627,219

a.	Ordinary shares

	December 31
	2016	2017	2018
Number of shares authorized	200,000,000	200,000,000	500,000,000

Amount of shares authorized (NT$ thousand)	$2,000,000	$2,000,000	$5,000,000

Number of shares issued and fully paid	115,670,940	130,128,940	160,248,940

Amount of shares issued and fully paid	$36,710,066	$41,514,016	$51,627,219

Schedule of Capital Surplus

b.	Capital surplus

	December 31 2018	March 31 2019
Arising from issuance of new share capital	$105,143,362	$105,143,362
Arising from employee share options	6,316,310	6,333,212

	$111,459,672	$111,476,574

b.	Capital surplus

	December 31
	2016	2017	2018
Arising from issuance of new share capital	$50,119,257	$78,384,290	$105,143,362
Arising from employee share options	5,136,828	5,898,391	6,316,310

	$55,256,085	$84,282,681	$111,459,672

Schedule of Accumulated Deficits

The accumulated deficits for 2017 and 2018 that were approved in the shareholders’ meetings on June 15, 2018 and proposed by the board of directors on March 22, 2019, respectively, were as follows:

	For the Year Ended December 31
	2017	2018
Accumulated deficits at the beginning of the year	$(50,391,283)	$(90,283,261)
Net loss for the year	(39,891,978)	(42,185,597)

Accumulated deficits at the end of the year	$(90,283,261)	$(132,468,858)

The accumulated deficits for 2016 and 2017 approved in the shareholders’ meetings on June 28, 2017 and June 15, 2018, respectively, were as follows:

	For the Year Ended December 31
	2016	2017
Accumulated deficits at the beginning of the year	$(41,342,180)	$(50,391,283)
Net loss for the year	(9,049,103)	(39,891,978)

Accumulated deficits at the end of the year	$(50,391,283)	$(90,283,261)

The accumulated deficits for 2018 which had been proposed by the Company’s board of directors on March 22, 2019 were as follows:

For the Year Ended December 31
2018
Accumulated deficits at the beginning of the year	$(90,283,261)
Net loss for the year	(42,185,597)

Accumulated deficits at the end of the year	$(132,468,858)